Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Equity Method Investments Included in Other Assets
A summary of our non-marketable investments accounted for as equity method investments is as follows:

	Ownership Percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
(in thousands)		2022	2021	2022	2021	2020
PreAnalytiX GmbH	50.00%	$6,856	$10,291	$4,377	$10,412	$3,070
Apis Assay Technologies Ltd	19.00%	4,102	3,713	389	1,773	1,221
TVM Life Science Ventures III	3.10%	3,872	3,669	(901)	(264)	630
Suzhou Fuda Business Management and Consulting Partnership	33.67%	2,608	2,832	—	—	—
Actome GmbH	12.50%	779	1,045	(201)	(31)	—
Hombrechtikon Systems Engineering AG	19.00%	(311)	(413)	94	97	97
		$17,906	$21,137	$3,758	$11,987	$5,018

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method
The changes in non-marketable investments not accounted for under the equity method for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Balance at beginning of year	$3,945	$4,142
Cash investments in equity securities, net	52	81
Shares received in exchange for services	1,475	—
Foreign currency translation adjustments	(143)	(278)
Balance at end of year	$5,329	$3,945

Changes in Marketable Equity Securities
The changes in marketable equity securities during the year ended December 31, 2021 are as follows:

	Invitae		OncoCyte		Oncimmune Holdings plc (Oncimmune)		HTG Molecular Diagnostics, Inc (HTGM)
(in $ thousands, except shares data)	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at December 31, 2020	2,769,189	$115,780	88,101	$211	560,416	$1,258	55,556	$266
Shares received upon milestone achievement	1,100,190	35,338	30,152	147	86,218	220	—	—
(Loss) gain on change in fair value	—	(3,066)	—	123	—	61	—	65
Sale of investment	(3,869,379)	(148,052)	(118,253)	(481)	(646,634)	(1,539)	(55,556)	(331)
Balance at December 31, 2021	—	$—	—	$—	—	$—	—	$—